Condensed Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2016	Mar. 31, 2015
Operating activities
Net income (loss)	$ (1,585,924)	$ 719,920	$ (141,325)	$ (4,048,373)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Fair value of vested stock options	200,315	149,556	286,248	233,310
Amortization of common stock issued to employees and director	129,749	93,468
Change in fair value of derivative liability	342,961	(2,312,755)	(2,600,809)	(724,617)
Fair value of common stock issued for services	221,250	176,000	276,000	338,900
Fair value of vested warrants granted to employees	35,014	112,045	182,072	432,772
Fair value of vested common stock issued to employees			161,936	329,511
Cost of warrant modification				961,767
Changes in assets and liabilities:
Accounts receivable	2,460	18,668	31,199	(22,100)
Deposit	(558)
Advance payment on related party lease		(2,300)		10,413
Accounts payable and accrued liabilities	62,133	49,527	110,930	4,092
Accounts payable - related party	13,800	5,900	5,900	(15,100)
Inventory		(954)	2,008	(8,478)
Prepaid expense				8,137
Net Cash Used in Operating Activities	(578,800)	(988,625)	(1,685,841)	(2,499,766)
Investing activities
Acquisition of cash upon acquisition				10,505
Net Cash Provided by Investing Activities				10,505
Financing activities
Proceeds from exercise of warrants, net	352,001			1,470,588
Proceeds from exercise of options				5,000
Proceeds from Common Stock issuable			99,970
Proceeds from sale of common stock and warrants, net	165,030	1,291,574	1,291,574
Net Cash Provided by Financing Activities	517,031	1,291,574	1,391,544	1,475,588
Net increase (decrease) in cash	(61,769)	302,949	(294,297)	(1,013,673)
Cash and cash equivalent - beginning of period	95,433	389,730	389,730	1,403,403
Cash and cash equivalent - end of period	33,664	692,679	95,433	389,730
Cash paid during the period for:
Interest	716	216
Income taxes
Non-Cash Investing and Financing Activities:
Fair value of warrants issued with common stock recorded, as derivative liability		1,694,651	1,694,651	961,767
Extinguishment of derivative liability	$ 80,278		99,311	269,368
Acquisition of accounts receivable upon acquisition				$ 34,495